Operating Income (Loss) by Segment (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Operating income (loss)	$ (2,053)	$ 6,594	$ 7,776	$ 5,844	$ 6,482	$ 6,974	$ 7,969	$ 6,334	$ 18,161	$ 27,759	$ 26,764
Reportable Segments | Productivity and Business Processes
Segment Reporting Information [Line Items]
Operating income (loss)									13,087	13,940	13,151
Reportable Segments | Intelligent Cloud
Segment Reporting Information [Line Items]
Operating income (loss)									9,871	8,443	7,300
Reportable Segments | More Personal Computing
Segment Reporting Information [Line Items]
Operating income (loss)									5,179	6,150	6,144
Corporate and Other
Segment Reporting Information [Line Items]
Operating income (loss)									$ (9,976)	$ (774)	$ 169